Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
May 31, 2026
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	As of May 31,
	2025	2026
	US$	US$
Accrued payroll	421,746	485,363
Refund liability (a)	181,417	206,173
Payable for purchase of property and equipment	52,004	58,279
Accrued advertising fees	24,453	33,413
Amounts reimbursable to employees (b)	23,615	31,809
Advance payment from students (c)	21,768	22,174
VAT payable	17,987	16,076
Payment to merchant (d)	14,558	16,761
Welfare payable	12,574	17,260
Refundable deposits (e)	7,949	8,412
Royalty fees payable (f)	6,844	6,707
Rent payable	4,393	3,114
Other taxes payable	3,956	2,922
Accrued professional service fees	1,902	2,709
Payable for investments and acquisitions	567	605
Others (g)	34,850	25,972

Total	830,583	937,749

(a)	The refund liability is recognized for variable amount of the considerations received from the customers and recorded as refund liability as described in Note 2.

(b)	Amounts reimbursable to employees include travelling and business related expenses.

(c)
Advance payment from students represent (1) the miscellaneous expenses other than tuition fee prepaid by students which will be paid out on their behalf; and (2) advance payment prepaid by students for class enrollment.

(d)	Payment to merchant represents cash received from consumers and deposited in a special bank account reserved for payments to merchants.

(e)	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation and student security deposits refunded upon completion of the study tour.

(f)	Royalty fees payable relate to payments to content providers for on-line learning programs and those to counterparties for copyrights and resource sharing.

(g)	Others primarily include transportation expenses, utility fees, property management fees and other miscellaneous expenses payable.